                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-58234


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------
                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES

              POLARIS CHOICE II VARIABLE ANNUITY DATED MAY 1, 2008
              POLARIS CHOICE III VARIABLE ANNUITY DATED MAY 1, 2008
             POLARIS PLATINUM II VARIABLE ANNUITY DATED MAY 1, 2008
          POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2008
              POLARIS ADVANTAGE VARIABLE ANNUITY DATED MAY 1, 2008
          POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED MAY 1, 2008
          WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY DATED MAY 1, 2008
        WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY DATED MAY 1, 2008
--------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES

               SEASONS ELITE VARIABLE ANNUITY DATED APRIL 30, 2008
             SEASONS SELECT II VARIABLE ANNUITY DATED APRIL 30, 2008
        SEASONS PREFERRED SOLUTION VARIABLE ANNUITY DATED APRIL 30, 2008
--------------------------------------------------------------------------------

The following replaces the table located in the OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX under MarketLock Example 2:


-------------------------------------------------------------------------------
                                                                  LIFETIME
                                        MAXIMUM                    MAXIMUM
                                        ANNUAL      MINIMUM        ANNUAL
     CONTRACT    CONTRACT   BENEFIT   WITHDRAWAL   WITHDRAWAL    WITHDRAWAL
   ANNIVERSARY     VALUE      BASE      AMOUNT       PERIOD        AMOUNT
-------------------------------------------------------------------------------
       1st       $105,000   $105,000    $5,250         20          $5,250
-------------------------------------------------------------------------------
       2nd       $115,000   $115,000    $5,750         20          $5,750
-------------------------------------------------------------------------------
       3rd       $107,000   $115,000    $5,750         20          $5,750
-------------------------------------------------------------------------------
       4th       $110,000   $115,000    $5,750         20          $5,750
-------------------------------------------------------------------------------
       5th       $120,000   $120,000    $8,400       14.28         $6,000
-------------------------------------------------------------------------------


Dated: May 15, 2008


                Please keep this Supplement with your Prospectus